CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
Convertible notes
CONVERTIBLE NOTES
Schedule of convertible notes

	Subsidiary	2023	2024	2025	ATW
	Convertible Note	Convertible Notes	Convertible Notes	Convertible Notes	Convertible Note	Total
	US$	US$	US$	US$	US$	US$
Balance as of January 1, 2023	76,770	—	—	—	—	76,770
Issuance of convertible notes	—	25,297	—	—	—	25,297
Partial redemption of convertible notes	—	(5,648)	—	—	—	(5,648)
Interest paid	(3,072)	—	—	—	—	(3,072)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	2,376	616	—	—	—	2,992
Changes in fair values of convertible notes due to the instrument-specific credit risk	6,951	12	—	—	—	6,963
Foreign currency translation adjustment	(1,390)	—	—	—	—	(1,390)
Balance as of December 31, 2023	81,635	20,277	—	—	—	101,912
Issuance of convertible notes	—	9,500	109,784	—	—	119,284
Interest paid	(5,357)	—	—	—	—	(5,357)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	7,905	337	5,790	—	—	14,032
Changes in fair values of convertible notes due to the instrument-specific credit risk	(8,789)	—	(1,664)	—	—	(10,453)
Conversion to ordinary shares	—	(30,114)	—	—	—	(30,114)
Foreign currency translation adjustment	(1,148)	—	—	—	—	(1,148)
Balance as of December 31, 2024	74,246	—	113,910	—	—	188,156
Issuance of convertible notes	—	—	—	189,263	10,000	199,263
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	1,778	—	5,948	14,115	1,789	23,630
Changes in fair values of convertible notes due to the instrument-specific credit risk	(10,225)	—	(595)	—	283	(10,537)
Repayment	—	—	(119,263)	—	—	(119,263)
Conversion to ordinary shares	—	—	—	—	(1,210)	(1,210)
Interest paid	(4,802)	—	—	—	(75)	(4,877)
Foreign currency translation adjustment	1,442	—	—	—	—	1,442
Balance as of December 31, 2025	62,439	—	—	203,378	10,787	276,604
Including:
– Current portion	—	—	—	126,203	—	126,203
– Non-current portion	62,439	—	—	77,175	10,787	150,401

Subsidiary Convertible Note
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

	As of December 31,
	2025	2024
Risk-free interest rates	1.38%	1.30%
Probability of conversion	10.00%	10.00%
Bond yields	14.05%-14.51%	6.69%-7.74%

2025 Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

	As of December 31,
	2025	2024
	2025	2024
	Convertible Notes	Convertible Notes
Risk‑free interest rate	3.45%-3.57%	4.25%
Volatilities	43.57%-54.49%	56.70%
Bond yield	16.89%-17.03%	10.12%

ATW Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of December 31, 2025

Risk‑free interest rate	3.47%
Volatilities	54.73%
Bond yield	16.83%